Investments in Companies Accounted for at Equity Method (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in Companies Accounted for at Equity Method [Abstract]
Beginning balance	$ 25,710	$ 25,260	$ 24,022
Company's share of profit	1,771	365	1,134
Company's share of other comprehensive income	62	58	104
Company's Share in dividend declared by TSG	(1,500)
Ending balance	$ 26,021	$ 25,710	$ 25,260